LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.04%
INVESTMENT COMPANIES–97.04%
Equity Funds–67.11%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,974,666	$232,820,005
LVIP Baron Growth Opportunities Fund	590,124	44,363,192
LVIP Channing Small Cap Value Fund	1,519,884	16,721,760
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,630,959	37,230,701
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,616,605	65,815,378
LVIP MFS Value Fund	4,993,298	273,512,888
LVIP SSGA Mid-Cap Index Fund	3,690,624	45,147,405
LVIP SSGA Nasdaq-100 Index Fund	862,596	11,697,670
LVIP SSGA S&P 500 Index Fund	10,893,747	316,092,976
LVIP SSGA Small-Cap Index Fund	1,185,313	35,163,489
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,118,108	63,691,491
LVIP Wellington SMID Cap Value Fund	4,112,463	98,637,433
		1,240,894,388
Fixed Income Funds–29.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,035,013	9,569,728
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	20,309,879	$200,844,395
LVIP JPMorgan High Yield Fund	4,178,194	41,343,225
LVIP Macquarie Bond Fund	12,609,969	146,679,159
LVIP SSGA Bond Index Fund	14,522,051	145,772,352
		544,208,859
Global Equity Fund–0.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	1,235,392	9,297,557
		9,297,557
Total Affiliated Investments (Cost $1,411,110,044)		1,794,400,804

UNAFFILIATED INVESTMENT–2.84%
INVESTMENT COMPANY–2.84%
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	52,514,554	52,514,554
Total Unaffiliated Investment (Cost $52,514,554)		52,514,554

TOTAL INVESTMENTS–99.88% (Cost $1,463,624,598)	1,846,915,358
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	2,224,294
NET ASSETS APPLICABLE TO 151,272,405 SHARES OUTSTANDING–100.00%	$1,849,139,652

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
60	E-mini Russell 2000 Index	$6,081,300	$6,183,003	6/20/25	$—	$(101,703)
107	E-mini S&P 500 Index	30,244,888	30,450,348	6/20/25	—	(205,460)
36	E-mini S&P MidCap 400 Index	10,578,960	10,620,497	6/20/25	—	(41,537)
Total Futures Contracts					$—	$(348,700)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.04%@
Equity Funds-67.11%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$265,905,288	$1,142,029	$13,968,900	$5,523,773	$(25,782,185)	$232,820,005	3,974,666	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	45,851,584	1,888,042	962,090	5,596	(2,419,940)	44,363,192	590,124	—	—
✧✧LVIP Channing Small Cap Value Fund	18,323,967	1,098,699	392,533	10,106	(2,318,479)	16,721,760	1,519,884	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	40,138,772	172,518	1,346,631	(18,021)	(1,715,937)	37,230,701	2,630,959	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	65,304,718	8,648,671	1,446,742	(125,632)	(6,565,637)	65,815,378	5,616,605	—	—
✧✧LVIP MFS Value Fund	267,601,137	1,192,730	5,626,541	(73,477)	10,419,039	273,512,888	4,993,298	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	47,522,906	1,626,408	1,000,573	(55,204)	(2,946,132)	45,147,405	3,690,624	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,387,522	56,696	718,924	197,779	(1,225,403)	11,697,670	862,596	—	—
✧✧LVIP SSGA S&P 500 Index Fund	340,555,951	1,464,389	11,757,686	340,320	(14,509,998)	316,092,976	10,893,747	—	—
✧✧LVIP SSGA Small-Cap Index Fund	42,222,835	175,945	3,557,039	336,635	(4,014,887)	35,163,489	1,185,313	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,414,446	1,609,257	1,469,832	(56,848)	(4,805,532)	63,691,491	2,118,108	—	—
✧✧LVIP Wellington SMID Cap Value Fund	103,688,084	4,731,776	2,193,564	(134,603)	(7,454,260)	98,637,433	4,112,463	—	—
Fixed Income Funds-29.43%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,568,212	40,497	281,478	(46,908)	289,405	9,569,728	1,035,013	—	—
✧✧LVIP JPMorgan Core Bond Fund	176,435,559	18,979,435	192,803	(6,998)	5,629,202	200,844,395	20,309,879	—	—
✧✧LVIP JPMorgan High Yield Fund	42,094,237	178,188	1,313,813	(106,563)	491,176	41,343,225	4,178,194	—	—
✧✧LVIP Macquarie Bond Fund	167,612,198	1,167,410	25,840,668	(5,413,261)	9,153,480	146,679,159	12,609,969	—	—
✧✧LVIP SSGA Bond Index Fund	144,195,326	611,512	2,906,577	(439,554)	4,311,645	145,772,352	14,522,051	—	—
Global Equity Fund-0.50%@
✧✧LVIP BlackRock Real Estate Fund	9,201,929	170,608	192,417	(10,667)	128,104	9,297,557	1,235,392	—	—
Total	$1,868,024,671	$44,954,810	$75,168,811	$(73,527)	$(43,336,339)	$1,794,400,804		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–3